UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2015 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 94.3%
Alcohol & Tobacco | 1.4%
Molson Coors Brewing Co., Class B	1,920	$159,398
Automotive | 0.7%
Harley-Davidson, Inc.	1,550	85,095
Banking | 3.2%
Bank of America Corp.	18,500	288,230
Signature Bank (a)	600	82,536
		370,766
Commercial Services | 4.1%
Corrections Corp. of America	7,548	222,968
ServiceMaster Global Holdings, Inc. (a)	3,275	109,876
Tyco International PLC	4,090	136,852
		469,696
Energy Exploration & Production | 3.4%
Anadarko Petroleum Corp.	2,035	122,894
Apache Corp.	2,685	105,144
EOG Resources, Inc.	2,260	164,528
		392,566
Energy Services | 1.1%
Dril-Quip, Inc. (a)	2,155	125,464
Financial Services | 9.1%
CBOE Holdings, Inc.	1,985	133,154
Citigroup, Inc.	4,240	210,346
Intercontinental Exchange, Inc.	1,350	317,237
Springleaf Holdings, Inc. (a)	3,625	158,485
Visa, Inc., Class A	3,305	230,226
		1,049,448
Food & Beverages | 2.8%
Kellogg Co.	4,900	326,095
Forest & Paper Products | 1.1%
International Paper Co.	3,370	127,352
Health Services | 0.7%
Aetna, Inc.	725	79,322
Household & Personal Products | 2.1%
The Procter & Gamble Co.	3,265	234,884
Insurance | 5.2%
Aon PLC	1,970	174,562
The Hartford Financial Services Group, Inc.	4,065	186,096
Voya Financial, Inc.	6,000	232,620
		593,278
Leisure & Entertainment | 6.9%
Houghton Mifflin Harcourt Co. (a)	5,810	118,001

Description	Shares	Value
Norwegian Cruise Line Holdings, Ltd. (a)	4,575	$262,148
The Madison Square Garden Co., Class A (a)	2,520	181,793
Viacom, Inc., Class B	5,380	232,147
		794,089
Manufacturing | 5.6%
Honeywell International, Inc.	3,260	308,690
Parker Hannifin Corp.	1,820	177,086
Rockwell Automation, Inc.	1,505	152,712
		638,488
Media | 3.9%
Alphabet, Inc.:
Class A (a)	540	344,720
Class C (a)	168	102,214
		446,934
Pharmaceutical & Biotechnology | 14.2%
Baxalta, Inc.	6,210	195,677
Eli Lilly & Co.	3,990	333,923
Mallinckrodt PLC (a)	2,605	166,564
Pfizer, Inc.	14,635	459,685
Zoetis, Inc.	11,383	468,752
		1,624,601
Retail | 7.7%
Advance Auto Parts, Inc.	3,303	626,018
CVS Health Corp.	1,390	134,107
Deckers Outdoor Corp. (a)	875	50,803
J.C. Penney Co., Inc. (a)	8,450	78,500
		889,428
Semiconductors & Components | 2.7%
Maxim Integrated Products, Inc.	4,560	152,304
NXP Semiconductors NV (a)	1,820	158,468
		310,772
Technology | 0.9%
Citrix Systems, Inc. (a)	1,475	102,188
Technology Hardware | 15.6%
Apple, Inc.	2,934	323,620
Applied Materials, Inc.	4,650	68,308
Cisco Systems, Inc.	15,105	396,506
EMC Corp.	15,995	386,439
Hewlett-Packard Co.	5,075	129,971
International Business Machines Corp.	1,565	226,878
QUALCOMM, Inc.	2,535	136,206
Teradyne, Inc.	6,755	121,658
		1,789,586
Transportation | 1.9%
American Airlines Group, Inc.	3,375	131,051

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Union Pacific Corp.	1,000	$88,410
		219,461
Total Common Stocks (Identified cost $11,149,948)		10,828,911
Short-Term Investment | 5.3%
State Street Institutional Treasury Money Market Fund (Identified cost $608,920)	608,920	608,920
Total Investments | 99.6% (Identified cost $11,758,868) (b)		$11,437,831
Cash and Other Assets in Excess of Liabilities | 0.4%		47,193
Net Assets | 100.0%		$11,485,024

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.2%
Aerospace & Defense | 1.2%
B/E Aerospace, Inc.	16,285	$714,912
Automotive | 2.7%
Gentherm, Inc. (a)	12,505	561,725
Modine Manufacturing Co. (a)	65,250	513,517
Tenneco, Inc. (a)	11,450	512,617
		1,587,859
Banking | 9.7%
East West Bancorp, Inc.	21,885	840,822
Great Western Bancorp, Inc.	33,705	855,096
Home Bancshares, Inc.	24,545	994,072
PacWest Bancorp	24,060	1,030,009
Signature Bank (a)	7,055	970,486
Wintrust Financial Corp.	18,405	983,379
		5,673,864
Cable Television | 0.9%
Cable One, Inc. (a)	1,225	513,790
Chemicals | 1.5%
Calgon Carbon Corp.	54,975	856,511
Tronox, Ltd., Class A	5,420	23,685
		880,196
Commercial Services | 8.7%
EVERTEC, Inc.	43,670	789,117
Huron Consulting Group, Inc. (a)	9,615	601,226
MDC Partners, Inc., Class A	45,360	835,985
Morningstar, Inc.	9,315	747,622
On Assignment, Inc. (a)	23,595	870,655
ServiceMaster Global Holdings, Inc. (a)	21,525	722,164
United Rentals, Inc. (a)	9,000	540,450
		5,107,219
Computer Software & Services | 1.7%
j2 Global, Inc.	13,800	977,730
Construction & Engineering | 2.2%
EMCOR Group, Inc.	9,970	441,172
Quanta Services, Inc. (a)	34,370	832,098
		1,273,270
Consumer Products | 1.7%
Fox Factory Holding Corp. (a)	59,130	996,932
Electric | 2.1%
CMS Energy Corp.	35,170	1,242,204
Energy Exploration & Production | 1.5%
Memorial Resource Development Corp. (a)	48,950	860,541

Description	Shares	Value
Energy Services | 1.5%
Dril-Quip, Inc. (a)	7,400	$430,828
Tesco Corp.	63,120	450,677
		881,505
Financial Services | 4.6%
Air Lease Corp.	29,835	922,498
CBOE Holdings, Inc.	12,135	814,016
Springleaf Holdings, Inc. (a)	21,340	932,985
		2,669,499
Forest & Paper Products | 0.8%
KapStone Paper and Packaging Corp.	27,165	448,494
Gas Utilities | 2.8%
Dynegy, Inc. (a)	29,145	602,427
New Jersey Resources Corp.	34,740	1,043,242
		1,645,669
Health Services | 2.8%
Brookdale Senior Living, Inc. (a)	33,175	761,698
Quintiles Transnational Holdings, Inc. (a)	12,425	864,407
		1,626,105
Housing | 2.0%
Continental Building Products, Inc. (a)	28,825	592,066
PGT, Inc. (a)	45,180	554,810
		1,146,876
Insurance | 5.5%
Arch Capital Group, Ltd. (a)	15,145	1,112,703
Argo Group International Holdings, Ltd.	19,065	1,078,888
Reinsurance Group of America, Inc.	11,330	1,026,385
		3,217,976
Leisure & Entertainment | 3.5%
Bloomin’ Brands, Inc.	39,035	709,656
Hyatt Hotels Corp., Class A (a)	18,335	863,579
Scholastic Corp.	12,415	483,688
		2,056,923
Manufacturing | 8.6%
Altra Industrial Motion Corp.	28,090	649,441
FLIR Systems, Inc.	37,590	1,052,144
KLX, Inc. (a)	8,207	293,318
Littelfuse, Inc.	6,680	608,882
Pitney Bowes, Inc.	35,100	696,735
The Toro Co.	7,660	540,336
TriMas Corp. (a)	30,240	494,424
Woodward, Inc.	16,915	688,441
		5,023,721

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Medical Products | 1.3%
Sirona Dental Systems, Inc. (a)	7,875	$735,053
Pharmaceutical & Biotechnology | 2.9%
Cellectis SA ADR	14,790	389,864
Fluidigm Corp. (a)	21,410	173,635
Phibro Animal Health Corp., Class A	17,250	545,618
United Therapeutics Corp. (a)	4,610	605,016
		1,714,133
Real Estate | 8.0%
DCT Industrial Trust, Inc. REIT	28,285	952,073
Extra Space Storage, Inc. REIT	14,205	1,096,058
Jones Lang LaSalle, Inc.	6,350	912,939
Kilroy Realty Corp. REIT	11,770	766,933
LaSalle Hotel Properties REIT	33,230	943,400
		4,671,403
Retail | 7.6%
Advance Auto Parts, Inc.	5,005	948,598
Carter’s, Inc.	5,770	522,993
Chico’s FAS, Inc.	53,010	833,847
Dick’s Sporting Goods, Inc.	17,035	845,106
DSW, Inc., Class A	15,100	382,181
Sally Beauty Holdings, Inc. (a)	21,565	512,169
Steven Madden, Ltd. (a)	11,075	405,566
		4,450,460
Semiconductors & Components | 3.7%
M/A-COM Technology Solutions Holdings, Inc. (a)	22,450	650,826
Microsemi Corp. (a)	20,070	658,697
Universal Display Corp. (a)	24,565	832,753
		2,142,276
Technology | 2.9%
BroadSoft, Inc. (a)	31,620	947,335
Vantiv, Inc., Class A (a)	17,120	769,031
		1,716,366
Technology Hardware | 1.1%
NCR Corp. (a)	27,600	627,900
Transportation | 2.7%
Alaska Air Group, Inc.	13,225	1,050,726
Echo Global Logistics, Inc. (a)	27,530	539,588
		1,590,314
Total Common Stocks (Identified cost $54,927,487)		56,193,190

Description	Shares	Value
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $2,006,404)	2,006,404	$2,006,404
Total Investments | 99.6% (Identified cost $56,933,891) (b)		$58,199,594
Cash and Other Assets in Excess of Liabilities | 0.4%		248,055
Net Assets | 100.0%		$58,447,649

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks | 94.5%
Australia | 3.1%
Ansell, Ltd.	336,231	$4,462,394
Caltex Australia, Ltd.	446,096	9,871,842
James Hardie Industries PLC	532,877	6,431,504
		20,765,740
Austria | 0.7%
UNIQA Insurance Group AG	503,140	4,357,559
Belgium | 3.8%
Anheuser-Busch InBev SA/NV	171,001	18,162,713
KBC Groep NV	115,751	7,299,192
		25,461,905
Brazil | 0.4%
BB Seguridade Participacoes SA	470,700	2,945,659
Canada | 2.8%
Encana Corp.	575,900	3,706,992
MacDonald Dettwiler & Associates, Ltd.	117,200	6,374,205
National Bank of Canada	256,200	8,178,434
		18,259,631
Denmark | 1.0%
Carlsberg A/S, Class B	83,845	6,452,531
Finland | 2.0%
Sampo Oyj, A Shares	271,922	13,187,755
France | 8.8%
BNP Paribas SA	179,642	10,578,351
Cap Gemini SA	149,694	13,338,615
Iliad SA	23,718	4,801,919
Total SA	144,412	6,510,827
Valeo SA	89,084	12,063,812
Vinci SA	178,439	11,346,477
		58,640,001
Germany | 3.6%
Bayer AG	146,116	18,674,829
RTL Group SA	59,244	5,099,838
		23,774,667
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR	80,742	6,322,099
Israel | 2.1%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	246,640	13,925,294
Italy | 2.1%
Atlantia SpA	255,208	7,145,401

Description	Shares	Value
Azimut Holding SpA	302,626	$6,512,908
		13,658,309
Japan | 19.6%
Daikin Industries, Ltd.	139,600	7,849,093
Daiwa House Industry Co., Ltd.	771,700	19,154,642
Don Quijote Holdings Co., Ltd.	405,500	15,343,330
Isuzu Motors, Ltd.	542,600	5,467,590
Japan Tobacco, Inc.	263,500	8,196,912
KDDI Corp.	515,800	11,550,995
Makita Corp.	109,400	5,835,408
Seven & I Holdings Co., Ltd.	278,600	12,764,781
SoftBank Group Corp.	191,600	8,815,594
Sony Corp.	500,300	12,233,054
Sumitomo Mitsui Financial Group, Inc.	396,400	15,089,954
United Arrows, Ltd.	180,100	7,469,855
		129,771,208
Netherlands | 2.8%
Koninklijke KPN NV	1,816,023	6,807,103
Wolters Kluwer NV	387,667	11,952,514
		18,759,617
Norway | 1.3%
Telenor ASA	468,358	8,761,196
Philippines | 0.8%
Alliance Global Group, Inc.	15,606,300	5,123,492
Spain | 1.0%
Red Electrica Corporacion SA	82,068	6,817,219
Sweden | 3.8%
Assa Abloy AB, Class B	681,199	12,235,547
Swedbank AB, A Shares	582,616	12,886,053
		25,121,600
Switzerland | 6.3%
Credit Suisse Group AG	312,180	7,510,331
Glencore PLC	2,365,663	3,296,550
Novartis AG	337,620	31,099,781
		41,906,662
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	511,900	10,621,925
Thailand | 0.6%
Krung Thai Bank Public Co. Ltd. (c)	8,039,400	3,787,677
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS	1,654,733	5,774,216
United Kingdom | 24.4%
Aon PLC	97,295	8,621,310
BG Group PLC	498,113	7,182,652

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
British American Tobacco PLC	324,006	$17,906,721
Direct Line Insurance Group PLC	1,024,234	5,821,045
Informa PLC	1,118,388	9,520,623
International Consolidated Airlines Group SA (a)	781,238	6,971,961
Lloyds Banking Group PLC	11,082,524	12,633,780
Provident Financial PLC	185,600	8,835,245
Prudential PLC	848,453	17,936,769
Reed Elsevier PLC	681,821	11,700,476
Rexam PLC	1,241,541	9,841,965
Royal Dutch Shell PLC, A Shares	433,841	10,230,711
Shire PLC	176,548	12,050,110
Unilever PLC	209,929	8,551,570
William Hill PLC	675,135	3,588,996
Wolseley PLC	183,395	10,728,471
		162,122,405
Total Common Stocks (Identified cost $563,517,254)		626,318,367
Short-Term Investment | 4.1%
State Street Institutional Treasury Money Market Fund (Identified cost $27,363,658)	27,363,658	27,363,658
Total Investments | 98.6% (Identified cost $590,880,912) (b)		$653,682,025
Cash and Other Assets in Excess of Liabilities | 1.4%		9,552,880
Net Assets | 100.0%		$663,234,905

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 92.3%
Argentina | 0.7%
YPF SA Sponsored ADR	410,234	$6,247,864
Brazil | 9.5%
Ambev SA ADR	2,762,900	13,538,210
Banco do Brasil SA	3,869,866	14,837,171
BB Seguridade Participacoes SA	1,924,200	12,041,721
CCR SA	1,669,400	5,124,630
CEMIG SA Sponsored ADR	1,653,600	2,943,408
Cielo SA	1,894,512	17,518,681
Localiza Rent a Car SA	600,395	3,701,262
Natura Cosmeticos SA	643,800	3,166,629
Souza Cruz SA	1,204,627	8,143,272
Vale SA Sponsored ADR	873,700	3,669,540
Via Varejo SA	1,009,500	1,008,354
		85,692,878
China | 10.5%
AAC Technologies Holdings, Inc.	243,000	1,521,568
Baidu, Inc. Sponsored ADR (a)	161,300	22,164,233
China Construction Bank Corp., Class H	48,689,390	32,614,450
China Shenhua Energy Co., Ltd., Class H	3,446,000	5,310,029
CNOOC, Ltd.	9,799,000	10,143,133
NetEase, Inc. ADR	159,100	19,111,092
Weichai Power Co., Ltd., Class H	3,940,800	3,690,407
		94,554,912
Egypt | 1.3%
Commercial International Bank Egypt SAE GDR	1,921,769	11,794,509
Hong Kong | 3.4%
China Mobile, Ltd. Sponsored ADR	458,249	27,265,816
Huabao International Holdings, Ltd.	11,410,000	3,606,162
		30,871,978
Hungary | 1.4%
OTP Bank Nyrt.	658,555	12,706,600
India | 10.6%
Axis Bank, Ltd.	2,612,372	19,882,746
Bajaj Auto, Ltd.	224,029	7,928,680
Bharat Heavy Electricals, Ltd.	2,269,139	7,150,980
HCL Technologies, Ltd.	657,402	9,886,739
Hero MotoCorp, Ltd.	313,782	11,469,792
Punjab National Bank	5,505,984	11,239,047
Tata Consultancy Services, Ltd.	714,924	28,186,886
		95,744,870
Indonesia | 5.7%
PT Astra International Tbk	21,782,500	7,801,357

Description	Shares	Value
PT Bank Mandiri (Persero) Tbk	20,624,429	$11,190,193
PT Semen Indonesia (Persero) Tbk	8,952,600	5,557,202
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	555,600	19,807,140
PT United Tractors Tbk	5,918,340	7,095,191
		51,451,083
Macau | 0.6%
Wynn Macau, Ltd.	4,387,600	5,031,257
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	442,500	6,081,471
Mexico | 2.7%
America Movil SAB de CV, Class L Sponsored ADR	370,800	6,136,740
Grupo Mexico SAB de CV, Series B	3,724,397	9,008,666
Kimberly-Clark de Mexico SAB de CV, Series A	3,866,762	8,744,583
		23,889,989
Pakistan | 1.9%
Habib Bank, Ltd.	4,085,800	7,713,621
Oil & Gas Development Co., Ltd.	2,968,600	3,566,380
Pakistan Petroleum, Ltd.	4,657,002	5,398,657
		16,678,658
Philippines | 1.5%
Philippine Long Distance Telephone Co. Sponsored ADR	294,000	13,571,040
Russia | 7.4%
ALROSA AO	6,084,106	5,345,593
Eurasia Drilling Co., Ltd. GDR	16,904	155,196
Gazprom OAO Sponsored ADR	3,130,245	12,634,849
Lukoil OAO Sponsored ADR	190,575	6,485,880
Magnit PJSC Sponsored GDR	47,942	2,295,186
Magnit PJSC Sponsored GDR (c), (d)	108,375	5,177,074
MegaFon OAO GDR	65,376	795,152
MegaFon OAO GDR (c), (d)	421,946	5,126,644
Mobile TeleSystems PJSC Sponsored ADR	1,266,520	9,144,274
Sberbank of Russia (a)	16,628,779	19,146,127
		66,305,975
South Africa | 8.1%
Imperial Holdings, Ltd.	564,151	6,911,666
Nedbank Group, Ltd.	455,093	7,223,604
PPC, Ltd.	2,985,394	3,689,486
Sanlam, Ltd.	1,329,398	5,753,479
Shoprite Holdings, Ltd.	1,187,399	13,486,411
Standard Bank Group, Ltd.	760,593	7,427,320
The Bidvest Group, Ltd.	365,122	8,611,733
Tiger Brands, Ltd.	86,718	1,911,801

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Vodacom Group, Ltd.	743,481	$7,389,304
Woolworths Holdings, Ltd.	1,451,010	10,156,196
		72,561,000
South Korea | 13.9%
Coway Co., Ltd.	136,733	9,689,759
Hanwha Life Insurance Co., Ltd.	1,917,552	13,198,690
Hyundai Mobis Co., Ltd.	72,837	14,150,113
KB Financial Group, Inc.	453,694	13,467,665
KT&G Corp.	160,541	15,136,049
Samsung Electronics Co., Ltd.	25,847	24,856,974
Shinhan Financial Group Co., Ltd.	562,307	19,641,617
SK Hynix, Inc.	510,510	14,589,031
		124,729,898
Taiwan | 5.4%
Hon Hai Precision Industry Co., Ltd.	3,838,138	10,039,461
Taiwan Semiconductor Manufacturing Co., Ltd.	9,687,642	38,658,589
		48,698,050
Thailand | 3.0%
CP All Public Co. Ltd. (c)	7,844,400	10,320,157
Kasikornbank Public Co. Ltd.	1,205,500	5,667,207
PTT Exploration & Production Public Co. Ltd. (c)	2,482,335	4,787,531
The Siam Cement Public Co. Ltd.	499,400	6,425,802
		27,200,697
Turkey | 4.0%
Akbank TAS	4,520,775	10,141,047
KOC Holding AS	2,007,289	7,835,889
Turkcell Iletisim Hizmetleri AS	2,584,102	9,017,264
Turkiye Is Bankasi AS, C Shares	5,767,078	8,982,080
		35,976,280
Total Common Stocks
(Identified cost $1,077,043,880)		829,789,009
Short-Term Investment | 5.0%
State Street Institutional Treasury Money Market Fund (Identified cost $44,589,194)	44,589,194	44,589,194
Total Investments | 97.3% (Identified cost $1,121,633,074) (b)		$874,378,203
Cash and Other Assets in Excess of Liabilities | 2.7%		24,184,013
Net Assets | 100.0%		$898,562,216

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 67.5%
Australia | 2.1%
CSL, Ltd.	18,097	$1,140,309
CSR, Ltd.	41,182	84,194
Downer EDI, Ltd.	20,755	48,840
Echo Entertainment Group, Ltd.	30,873	105,128
Evolution Mining, Ltd.	641,469	574,866
Federation Centres REIT	36,808	71,104
Independence Group NL	67,372	120,106
Magellan Financial Group, Ltd.	21,929	293,785
Primary Health Care, Ltd.	45,985	122,631
Qantas Airways, Ltd. (a)	177,631	465,098
Regis Resources, Ltd.	71,559	90,705
Sandfire Resources NL	27,645	104,963
Telstra Corp., Ltd.	176,471	696,662
The GPT Group	63,556	202,110
Woodside Petroleum, Ltd.	7,680	157,028
		4,277,529
Austria | 0.1%
Erste Group Bank AG (a)	7,454	216,698
IMMOFINANZ AG (a)	28,928	66,616
		283,314
Belgium | 0.5%
Anheuser-Busch InBev SA/NV Sponsored ADR	8,710	926,047
Telenet Group Holding NV (a)	3,159	181,136
		1,107,183
Bermuda | 0.7%
Everest Re Group, Ltd.	5,693	986,825
PartnerRe, Ltd.	1,061	147,352
Validus Holdings, Ltd.	6,007	270,735
		1,404,912
Canada | 3.2%
Canadian National Railway Co.	14,492	822,933
Canadian Natural Resources, Ltd.	9,527	185,543
Capital Power Corp.	4,883	69,083
CCL Industries, Inc., Class B	540	75,802
CI Financial Corp.	12,236	277,820
Cineplex, Inc.	5,035	178,951
Cogeco Cable, Inc.	2,574	124,408
Colliers International Group, Inc.	1,976	80,254
Constellation Software, Inc.	203	85,087
Dollarama, Inc.	11,428	771,829
Dominion Diamond Corp.	4,734	50,586
Imperial Oil, Ltd.	7,773	246,266
Intact Financial Corp.	6,644	466,598

Description	Shares	Value
Magna International, Inc.	10,627	$509,730
Metro, Inc.	9,729	265,078
Royal Bank of Canada	41,682	2,304,769
Suncor Energy, Inc.	2,096	56,056
		6,570,793
China | 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	155,100	124,029
Denmark | 0.7%
AP Moeller-Maersk A/S, Class B	94	145,031
Coloplast A/S, Class B	1,402	99,464
Novo Nordisk A/S Sponsored ADR	8,845	479,753
Novo Nordisk A/S, Class B	7,704	414,662
Topdanmark A/S ADR (a)	114,915	301,077
		1,439,987
Finland | 0.7%
Elisa Oyj	2,756	93,291
Kone Oyj, Class B	17,695	674,227
Orion Oyj, Class B	1,933	73,172
Sampo Oyj, A Shares ADR	23,965	582,829
		1,423,519
France | 1.1%
Airbus Group SE	20,175	1,198,314
BNP Paribas SA	3,937	231,833
Bureau Veritas SA	3,493	73,693
Electricite de France SA	2,883	50,924
Engie	4,543	73,567
Societe Generale SA	4,847	216,816
Total SA	5,522	248,960
Valeo SA	1,646	222,902
		2,317,009
Germany | 1.0%
BASF SE	5,864	447,449
Continental AG Sponsored ADR	15,225	645,692
Daimler AG	1,584	114,823
Muenchener Rueckversicherungs AG	1,117	208,092
Symrise AG ADR	39,010	583,199
		1,999,255
Hong Kong | 1.9%
CK Hutchison Holdings, Ltd.	25,000	326,870
CLP Holdings, Ltd.	28,000	238,970
Henderson Land Development Co., Ltd.	42,000	251,918
HK Electric Investments & HK Electric Investments, Ltd.	169,500	121,255
Hongkong Land Holdings, Ltd.	17,300	114,673
Jardine Matheson Holdings, Ltd.	2,000	94,552
Link REIT	263,500	1,449,042

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
PCCW, Ltd.	310,000	$160,367
Swire Pacific, Ltd., Class A	11,000	123,636
The Wharf Holdings, Ltd.	108,000	611,644
Wheelock & Co., Ltd.	74,000	322,449
		3,815,376
Ireland | 0.4%
Accenture PLC, Class A	945	92,856
Bank of Ireland Sponsored ADR (a)	16,350	252,771
ICON PLC (a)	4,165	295,590
Paddy Power PLC	1,103	127,333
Ryanair Holdings PLC Sponsored ADR	1,365	106,879
		875,429
Israel | 0.2%
Bank Hapoalim BM	12,646	63,659
Bank Leumi Le-Israel BM (a)	22,041	82,327
Frutarom Industries, Ltd.	2,568	97,214
Israel Discount Bank, Ltd., Class A (a)	52,322	95,640
		338,840
Italy | 0.3%
Davide Campari-Milano SpA ADR	120,610	471,585
Moncler SpA	5,164	92,595
		564,180
Japan | 5.9%
Alps Electric Co., Ltd.	9,600	272,399
Astellas Pharma, Inc.	6,500	84,384
Canon, Inc.	19,400	562,039
Central Japan Railway Co.	1,300	210,243
CKD Corp.	9,200	76,168
Daito Trust Construction Co., Ltd.	2,200	223,786
Daiwa House Industry Co., Ltd.	12,000	297,856
Daiwa House Industry Co., Ltd. ADR	42,469	1,050,004
DCM Holdings Co., Ltd.	6,700	49,235
Electric Power Development Co., Ltd.	2,300	70,553
Fujitsu General, Ltd.	6,000	65,458
Heiwa Corp.	6,500	111,818
IT Holdings Corp.	3,400	77,200
Japan Airlines Co., Ltd.	4,900	172,982
Japan Petroleum Exploration Co., Ltd.	2,200	58,160
JVC Kenwood Corp.	34,800	78,150
Kakaku.com, Inc.	6,700	107,346
Kaken Pharmaceutical Co., Ltd.	1,500	139,790
Kawasaki Heavy Industries, Ltd.	44,000	152,324
KDDI Corp. ADR	54,710	614,940
Kobe Steel, Ltd.	66,000	71,848
Konica Minolta, Inc.	24,000	253,348

Description	Shares	Value
Kubota Corp.	5,000	$68,856
Kumagai Gumi Co., Ltd.	38,000	119,280
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,600	96,287
Kyudenko Corp.	5,000	83,555
Minebea Co., Ltd.	37,000	393,933
Mitsubishi Electric Corp.	12,000	110,181
Mitsubishi Materials Corp.	94,000	286,747
Mitsubishi UFJ Financial Group, Inc.	69,000	417,026
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,230	67,265
Mitsui & Co., Ltd.	5,300	59,688
Mitsui Chemicals, Inc.	87,000	279,684
Murata Manufacturing Co., Ltd.	4,900	636,354
Nippon Telegraph & Telephone Corp.	5,600	196,670
Nipro Corp.	8,900	91,775
Nissan Motor Co., Ltd.	12,200	112,380
Sanyo Special Steel Co., Ltd.	18,000	68,608
Senshu Ikeda Holdings, Inc.	56,300	244,904
Shionogi & Co., Ltd.	1,900	68,296
Sompo Japan Nipponkoa Holdings, Inc.	13,700	399,461
Sumitomo Chemical Co., Ltd.	116,000	589,220
Sumitomo Heavy Industries, Ltd.	73,000	289,579
Sumitomo Mitsui Financial Group, Inc.	39,100	1,488,439
Sumitomo Mitsui Trust Holdings, Inc. Sponsored ADR	110,395	402,942
Sumitomo Rubber Industries, Ltd.	16,700	232,296
Taikisha, Ltd.	2,400	54,434
TDK Corp.	1,400	79,633
The San-In Godo Bank, Ltd.	8,000	78,599
West Japan Railway Co.	3,500	219,109
		12,035,232
Malta | 0.1%
Unibet Group PLC SDR	2,813	235,742
Netherlands | 1.2%
Aegon NV	87,010	501,069
AVG Technologies NV (a)	7,208	156,774
Euronext NV	10,613	452,304
Koninklijke Vopak NV	1,541	61,611
NN Group NV	7,284	208,949
NXP Semiconductors NV (a)	6,385	555,942
Wolters Kluwer NV	3,127	96,412
Wolters Kluwer NV Sponsored ADR	14,140	435,441
		2,468,502
New Zealand | 0.3%
Air New Zealand, Ltd.	59,711	93,972
Fisher & Paykel Healthcare Corp., Ltd., Class C	24,485	111,171
Sky Network Television, Ltd.	49,989	148,679

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Spark New Zealand, Ltd.	153,573	$292,724
		646,546
Norway | 1.6%
Bakkafrost P/F	9,161	293,096
DNB ASA	11,129	145,033
Statoil ASA	134,671	1,964,438
Telenor ASA	10,424	194,993
Telenor ASA ADR	10,665	597,667
Yara International ASA	1,600	63,937
		3,259,164
Singapore | 0.7%
Avago Technologies, Ltd.	1,626	203,266
CapitaLand, Ltd.	45,300	85,585
ComfortDelGro Corp., Ltd.	278,100	563,010
DBS Group Holdings, Ltd.	21,600	246,782
United Overseas Bank, Ltd.	23,500	306,588
		1,405,231
South Africa | 0.1%
Mondi PLC	11,332	237,829
Spain | 0.5%
Banco Bilbao Vizcaya Argentaria SA	31,810	269,803
Banco de Sabadell SA	56,723	104,193
Banco Santander SA	9,294	49,488
Bolsas y Mercados Espanoles SA	4,605	155,638
Corporacion Financiera Alba SA	805	33,617
Iberdrola SA	49,293	327,963
Merlin Properties Socimi SA REIT (a)	9,291	110,669
		1,051,371
Sweden | 0.7%
Alfa Laval AB	22,116	362,183
Assa Abloy AB ADR	84,030	748,707
Axfood AB	5,086	83,934
NetEnt AB	3,874	216,258
		1,411,082
Switzerland | 1.3%
ACE, Ltd.	956	98,850
Actelion, Ltd.	431	54,826
Actelion, Ltd. ADR	13,090	416,131
dorma+kaba Holding AG	127	78,073
Novartis AG	268	24,687
Novartis AG Sponsored ADR	10,630	977,110
Roche Holding AG	3,632	960,134
		2,609,811

Description	Shares	Value
United Kingdom | 6.1%
Acacia Mining PLC	14,521	$54,518
Aon PLC	6,735	596,788
Auto Trader Group PLC	51,360	263,896
Bellway PLC	22,346	842,573
British American Tobacco PLC Sponsored ADR	7,490	824,499
BT Group PLC	108,368	689,579
Centrica PLC	193,326	671,805
Cineworld Group PLC	11,762	98,882
Compass Group PLC	17,371	277,330
Compass Group PLC Sponsored ADR	36,175	582,056
Debenhams PLC	64,127	76,782
Essentra PLC	7,186	85,647
Greggs PLC	8,926	146,821
Howden Joinery Group PLC	43,964	324,356
International Consolidated Airlines Group SA Sponsored ADR (a)	3,767	167,556
ITV PLC	27,606	103,003
Lloyds Banking Group PLC ADR	13,311	61,231
Micro Focus International PLC	4,418	80,524
Moneysupermarket.com Group PLC	26,336	134,938
Next PLC	2,461	284,033
Provident Financial PLC	3,208	152,713
Provident Financial PLC Sponsored ADR	13,825	671,480
Prudential PLC ADR	16,000	674,240
RELX NV	16,652	271,870
RELX NV Sponsored ADR	37,480	616,921
Rentokil Initial PLC	210,616	469,823
Royal Dutch Shell PLC, A Shares	65,600	1,557,720
Shire PLC	1,057	72,144
Shire PLC ADR	3,195	655,710
SSE PLC	11,115	252,072
Taylor Wimpey PLC	56,207	166,750
Unilever PLC Sponsored ADR	12,805	522,188
		12,450,448
United States | 36.0%
3M Co.	20,024	2,838,803
Advance Auto Parts, Inc.	2,840	538,265
AES Corp.	27,113	265,436
Aetna, Inc.	4,463	488,297
Allison Transmission Holdings, Inc.	9,606	256,384
Alphabet, Inc.:
Class A (a)	1,353	863,715
Class C (a)	1,197	728,279
AMC Networks, Inc. (a)	2,996	219,217

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
American International Group, Inc.	1,456	82,730
Amgen, Inc.	5,845	808,480
Apple, Inc.	20,943	$2,310,013
Applied Materials, Inc.	12,415	182,376
AT&T, Inc.	55,455	1,806,724
AutoZone, Inc. (a)	705	510,300
Ball Corp.	1,292	80,362
Bank of America Corp.	74,221	1,156,363
Biogen, Inc. (a)	1,299	379,061
Blackbaud, Inc.	1,066	59,824
Bristol-Myers Squibb Co.	7,475	442,520
CBOE Holdings, Inc.	2,574	172,664
Celgene Corp. (a)	5,256	568,542
Centene Corp. (a)	5,036	273,102
Chemed Corp.	720	96,098
Cirrus Logic, Inc. (a)	3,788	119,360
Cisco Systems, Inc.	25,545	670,556
Citigroup, Inc.	15,950	791,280
Coca-Cola Enterprises, Inc.	21,549	1,041,894
Colgate-Palmolive Co.	7,607	482,740
Comcast Corp., Class A	5,568	316,708
CR Bard, Inc.	1,168	217,610
Credit Acceptance Corp. (a)	670	131,903
CVS Health Corp.	7,860	758,333
Dr Pepper Snapple Group, Inc.	7,576	598,883
Eaton Vance Corp.	5,775	193,001
Edison International	3,214	202,707
Edwards Lifesciences Corp. (a)	423	60,138
EMC Corp.	22,114	534,274
Emerson Electric Co.	1,167	51,546
EOG Resources, Inc.	4,595	334,516
Exelon Corp.	28,142	835,817
Facebook, Inc., Class A (a)	4,697	422,260
FactSet Research Systems, Inc.	3,638	581,389
Fiserv, Inc. (a)	3,133	271,349
FMC Technologies, Inc. (a)	1,721	53,351
General Dynamics Corp.	1,348	185,957
Gilead Sciences, Inc.	4,606	452,263
Global Payments, Inc.	4,123	473,032
Halliburton Co.	14,215	502,500
Harley-Davidson, Inc.	8,135	446,612
HCA Holdings, Inc. (a)	7,325	566,662
HealthSouth Corp.	9,727	373,225
Honeywell International, Inc.	11,570	1,095,563
Intel Corp.	5,189	156,397
Intercontinental Exchange, Inc.	2,574	604,864
International Business Machines Corp.	2,685	389,244
International Paper Co.	7,361	278,172

Description	Shares	Value
Intuit, Inc.	767	$68,071
Johnson & Johnson	40,443	3,775,354
JPMorgan Chase & Co.	22,792	1,389,628
Kellogg Co.	5,985	398,302
KeyCorp.	25,680	334,097
Kohl's Corp.	2,358	109,199
Ladder Capital Corp. REIT	10,848	155,343
Lincoln National Corp.	8,581	407,254
Lockheed Martin Corp.	641	132,886
Lowe's Cos., Inc.	11,310	779,485
LyondellBasell Industries NV, Class A	945	78,775
MasterCard, Inc., Class A	7,536	679,144
McDonald's Corp.	3,257	320,912
McGraw Hill Financial, Inc.	6,200	536,300
McKesson Corp.	2,560	473,677
MetLife, Inc.	9,409	443,634
Mettler-Toledo International, Inc. (a)	345	98,235
Microsoft Corp.	21,991	973,322
Molson Coors Brewing Co., Class B	3,461	287,332
Monsanto Co.	4,261	363,634
NetApp, Inc.	2,566	75,954
NIKE, Inc., Class B	13,311	1,636,854
Northrop Grumman Corp.	5,308	880,863
O'Reilly Automotive, Inc. (a)	1,730	432,500
Outerwall, Inc.	3,902	222,141
PepsiCo, Inc.	24,581	2,317,988
PerkinElmer, Inc.	1,597	73,398
PG&E Corp.	8,971	473,669
Philip Morris International, Inc.	1,213	96,227
Pinnacle Entertainment, Inc. (a)	2,911	98,508
Public Service Enterprise Group, Inc.	4,638	195,538
QUALCOMM, Inc.	8,508	457,135
Quintiles Transnational Holdings, Inc. (a)	9,210	640,740
Regions Financial Corp.	18,196	163,946
Reynolds American, Inc.	26,528	1,174,395
Rockwell Automation, Inc.	4,914	498,624
Ross Stores, Inc.	15,528	752,642
Sanderson Farms, Inc.	1,621	111,152
Schlumberger, Ltd.	7,620	525,551
ServiceMaster Global Holdings, Inc. (a)	10,940	367,037
Skyworks Solutions, Inc.	7,672	646,059
Spirit AeroSystems Holdings, Inc., Class A (a)	1,561	75,459
Springleaf Holdings, Inc. (a)	8,200	358,504
St. Jude Medical, Inc.	3,923	247,502
Starbucks Corp.	29,946	1,702,131
SunTrust Banks, Inc.	9,605	367,295
Team Health Holdings, Inc. (a)	3,768	203,585

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
The Allstate Corp.	9,100	$529,984
The Boeing Co.	1,661	217,508
The Charles Schwab Corp.	9,930	283,601
The Clorox Co.	1,920	221,818
The Dow Chemical Co.	5,430	230,232
The Estee Lauder Cos., Inc., Class A	820	66,158
The Hartford Financial Services Group, Inc.	8,495	388,901
The J.M. Smucker Co.	3,555	405,590
The Kroger Co.	46,028	1,660,230
The Procter & Gamble Co.	8,580	617,245
The Southern Co.	7,411	331,272
The TJX Cos., Inc.	13,716	979,597
The Walt Disney Co.	17,267	1,764,687
Thermo Fisher Scientific, Inc.	5,270	644,416
Time Warner, Inc.	9,203	632,706
Triumph Group, Inc.	1,151	48,434
Twitter, Inc. (a)	6,045	162,852
Tyco International PLC	9,595	321,049
Union Pacific Corp.	3,900	344,799
United Technologies Corp.	3,545	315,470
UnitedHealth Group, Inc.	17,207	1,996,184
Unum Group	2,466	79,109
Valero Energy Corp.	4,423	265,822
Vantiv, Inc., Class A (a)	1,909	85,752
VeriFone Systems, Inc. (a)	10,572	293,162
Verizon Communications, Inc.	26,441	1,150,448
Vertex Pharmaceuticals, Inc. (a)	1,720	179,121
Visa, Inc., Class A	12,320	858,211
Voya Financial, Inc.	9,950	385,762
Wabash National Corp. (a)	18,756	198,626
Waters Corp. (a)	1,529	180,743
Wells Fargo & Co.	21,475	1,102,741
Wyndham Worldwide Corp.	990	71,181
Xcel Energy, Inc.	6,095	215,824
Zebra Technologies Corp., Class A (a)	1,340	102,577
Zoetis, Inc.	12,100	498,278
		73,751,732
Total Common Stocks (Identified cost $144,223,768)		138,104,045

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 9.9%
Australia | 0.7%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	1,220	$878,018
Description	Security Currency	Principal Amount (000)	Value
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	827	$595,996
			1,474,014
Canada | 1.7%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	370	311,116
Suncor Energy, Inc., 6.100%, 06/01/18	USD	525	580,475
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	1,300	1,316,470
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	325	326,958
2.621%, 12/22/21	CAD	720	549,153
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	525	410,979
			3,495,151
Chile | 0.3%
Codelco, Inc., 4.500%, 08/13/23	USD	500	495,278
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	400	445,749
France | 0.1%
Orange SA, 5.375%, 07/08/19	USD	195	217,470
Italy | 0.3%
Atlantia SpA, 4.375%, 09/16/25	EUR	395	542,727
Mexico | 0.3%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	9,000	509,572
Netherlands | 0.5%
BMW Finance NV, 3.375%, 12/14/18	GBP	460	713,658
Deutsche Bahn Finance BV, 3.375%, 09/01/16	NOK	2,980	356,696
			1,070,354
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	300	231,573
Norway | 0.3%
Statoil ASA, 3.700%, 03/01/24	USD	445	457,500
Telenor ASA, 1.750%, 05/22/18	USD	200	201,444
			658,944

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Singapore | 0.5%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	1,000	$1,098,218
United Kingdom | 1.1%
Abbey National Treasury Services PLC, 5.125%, 04/14/21	GBP	510	891,043
Centrica PLC, 7.000%, 09/19/18	GBP	100	172,051
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	372	651,079
SSE PLC, 5.000%, 10/01/18	GBP	370	605,610
			2,319,783
United States | 3.8%
Anheuser-Busch InBev Worldwide, Inc., 3.650%, 01/15/16	CAD	1,070	806,906
Apple, Inc., 3.850%, 05/04/43	USD	520	474,524
BMW US Capital LLC, 2.375%, 12/04/15	NOK	2,590	304,367
Daimler Finance North America LLC, 3.875%, 09/15/21	USD	280	283,230
General Electric Capital Corp., 5.500%, 02/01/17	NZD	305	200,775
John Deere Capital Corp., 2.300%, 09/16/19	USD	200	202,696
Marathon Petroleum Corp., 3.625%, 09/15/24	USD	285	275,537
Morgan Stanley, 2.500%, 01/24/19	USD	835	846,469
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	5,480	658,660
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	935	625,252
3.625%, 01/22/23	USD	495	501,723
The Home Depot, Inc., 2.625%, 06/01/22	USD	615	614,808
Union Pacific Corp., 4.163%, 07/15/22	USD	620	666,840
Valero Energy Corp., 6.125%, 02/01/20	USD	249	282,355
Verizon Communications, Inc., 1.350%, 06/09/17	USD	810	808,865
Yum! Brands, Inc., 3.750%, 11/01/21	USD	225	230,936
			7,783,943
Total Corporate Bonds (Identified cost $21,511,655)			20,342,776
Description	Security Currency	Principal Amount (000)	Value
Foreign Government Obligations | 14.6%
Australia | 1.2%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	895	$723,461
4.250%, 07/21/23	AUD	465	354,915
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	965	822,555
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	705	598,770
			2,499,701
Bahamas | 0.7%
Commonwealth of Bahamas:
5.750%, 01/16/24	USD	850	912,050
6.950%, 11/20/29	USD	430	502,025
			1,414,075
Bermuda | 0.6%
Government of Bermuda, 5.603%, 07/20/20	USD	1,040	1,149,200
Canada | 2.6%
Province of Alberta, 4.000%, 12/01/19	CAD	2,030	1,684,679
Province of British Columbia, 3.700%, 12/18/20	CAD	1,355	1,125,417
Province of Ontario, 2.450%, 06/29/22	USD	1,155	1,170,595
Province of Quebec, 3.500%, 07/29/20	USD	1,245	1,342,566
			5,323,257
Chile | 0.3%
Republic of Chile, 1.625%, 01/30/25	EUR	600	648,650
Colombia | 0.2%
Republic of Colombia, 2.625%, 03/15/23	USD	450	400,050
France | 0.9%
Government of France, 2.500%, 05/25/30	EUR	1,500	1,916,955
Ireland | 1.0%
Irish Treasury:
3.400%, 03/18/24	EUR	905	1,201,866
2.400%, 05/15/30	EUR	775	938,260
			2,140,126
Mexico | 1.4%
Mexican Bonos:
4.750%, 06/14/18	MXN	20,600	1,223,082
6.500%, 06/09/22	MXN	9,400	576,668

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
United Mexican States, 6.750%, 02/06/24	GBP	570	$1,054,639
			2,854,389
New Zealand | 0.5%
New Zealand Government Bond, 3.000%, 04/15/20	NZD	1,560	1,008,910
Norway | 0.9%
Oslo Kommune:
4.900%, 11/04/19	NOK	2,000	266,398
3.550%, 02/12/21	NOK	4,000	513,508
2.450%, 05/24/23	NOK	2,000	240,850
3.650%, 11/08/23	NOK	2,000	260,513
2.400%, 02/13/30	NOK	4,000	455,110
			1,736,379
Panama | 0.4%
Republic of Panama, 4.000%, 09/22/24	USD	800	793,000
Poland | 1.1%
Poland Government Bond, 1.790%, 01/25/21	PLN	4,815	1,240,321
Republic of Poland, 3.000%, 03/17/23	USD	930	928,283
			2,168,604
Singapore | 0.4%
Singapore Government Bond, 3.000%, 09/01/24	SGD	1,250	913,970
Slovakia | 0.1%
Slovak Republic, 4.375%, 05/21/22	USD	200	224,096
Spain | 0.2%
Spain Government Bond, 1.600%, 04/30/25	EUR	295	323,324
Sweden | 0.6%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	785	1,211,643
United Kingdom | 1.5%
United Kingdom Treasury:
1.750%, 07/22/19	GBP	435	676,188
2.000%, 07/22/20	GBP	395	619,741
2.250%, 09/07/23	GBP	1,130	1,795,910
			3,091,839
Total Foreign Government Obligations (Identified cost $31,337,862)			29,818,168
Quasi Government Bonds | 0.6%
Canada | 0.5%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	740	581,309
Description	Security Currency	Principal Amount (000)	Value
Hydro-Quebec, 9.625%, 07/15/22	CAD	303	$335,736
			917,045
Germany | 0.1%
KfW, 2.875%, 10/12/16	NOK	1,210	144,918
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	1,180	142,725
			287,643
Total Quasi Government Bonds (Identified cost $1,387,978)			1,204,688
Supranationals | 1.5%
African Development Bank, 2.375%, 09/23/21	USD	610	630,686
Asian Development Bank, 2.125%, 03/19/25	USD	560	555,438
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	915	993,428
Inter-American Development Bank, 6.000%, 12/15/17	NZD	465	315,997
International Bank for Reconstruction & Development, 1.375%, 06/23/19	SEK	3,760	467,030
Total Supranationals (Identified cost $3,057,039)			2,962,579
US Municipal Bonds | 0.9%
Georgia | 0.2%
Georgia State Build America Bond Series H, 5.014%, 11/01/27	USD	420	498,103
New Jersey | 0.1%
New Jersey State Transportation Trust Fund Authority Build America Bond Series C, 5.754%, 12/15/28	USD	100	104,534
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	56,646
Texas | 0.1%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	112,625
Utah | 0.4%
Utah State Build America Bonds:
Series B, 3.539%, 07/01/25	USD	295	316,868
Series D, 4.554%, 07/01/24	USD	460	526,259
			843,127

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Wisconsin | 0.1%
Wisconsin State Build America Bond Series D, 5.400%, 05/01/28	USD	175	$199,136
Total US Municipal Bonds (Identified cost $1,784,945)			1,814,171
US Treasury Securities | 0.9%
US Treasury Bond, 2.875%, 08/15/45	USD	632	632,066
US Treasury Note, 2.125%, 05/15/25	USD	1,270	1,278,086
Total US Treasury Securities (Identified cost $1,887,615)			1,910,152

Description	Shares	Value
Short-Term Investment | 4.1%
State Street Institutional Treasury Money Market Fund (Identified cost $8,448,629)	8,448,629	$8,448,629
Total Investments | 100.0% (Identified cost $213,639,491) (b), (e)		$204,605,208
Cash and Other Assets in Excess of Liabilities | 0.0%		70,648
Net Assets | 100.0%		$204,675,856

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	HSB	10/02/15	873,199	$612,331	$612,899	$568	$—
CAD	HSB	10/02/15	3,667,638	2,746,965	2,748,306	1,341	—
CAD	RBC	11/18/15	532,031	402,000	398,584	—	3,416
CZK	CIT	11/18/15	3,912,917	161,647	160,980	—	667
EUR	CIT	11/18/15	2,997,540	3,342,212	3,351,888	9,676	—
EUR	HSB	10/02/15	1,158,841	1,304,559	1,294,889	—	9,670
EUR	HSB	11/04/15	1,158,841	1,294,595	1,295,534	939	—
EUR	HSB	11/18/15	608,455	698,500	680,382	—	18,118
EUR	HSB	11/18/15	609,357	698,500	681,391	—	17,109
EUR	HSB	11/18/15	1,194,996	1,336,000	1,336,260	260	—
EUR	HSB	11/18/15	2,049,975	2,316,000	2,292,308	—	23,692
EUR	HSB	11/18/15	2,854,423	3,184,081	3,191,853	7,772	—
GBP	HSB	11/18/15	260,476	401,999	393,942	—	8,057
GBP	SSB	10/02/15	285,237	436,587	431,491	—	5,096
GBP	SSB	11/04/15	285,237	431,155	431,425	270	—
JPY	CIT	11/18/15	96,712,690	808,300	806,630	—	1,670
JPY	CIT	11/18/15	181,251,340	1,510,000	1,511,723	1,723	—
JPY	CIT	11/18/15	575,349,120	4,638,453	4,798,687	160,234	—
JPY	HSB	10/02/15	66,588,262	555,231	555,064	—	167
JPY	HSB	11/18/15	90,821,777	737,100	757,497	20,397	—
JPY	HSB	11/18/15	239,942,793	1,934,268	2,001,238	66,970	—
JPY	SSB	10/02/15	180,995,061	1,497,072	1,508,733	11,661	—
JPY	SSB	11/04/15	77,444,595	645,875	645,814	—	61
KRW	CIT	11/18/15	858,401,400	731,800	723,041	—	8,759
MXN	JPM	11/18/15	3,212,406	188,327	189,307	980	—
NOK	HSB	11/18/15	6,247,269	759,611	733,276	—	26,335
NZD	CAN	11/18/15	18,875	12,265	12,026	—	239
NZD	CAN	11/18/15	839,112	525,200	534,605	9,405	—
Total Forward Currency Purchase Contracts				$33,910,633	$34,079,773	$292,196	$123,056
Forward Currency Sale Contracts
AUD	CAN	11/18/15	100,225	$73,713	$70,171	$3,542	$—
AUD	CAN	11/18/15	350,376	256,717	245,310	11,407	—
AUD	CAN	11/18/15	825,000	584,942	577,610	7,332	—
AUD	CAN	11/18/15	3,015,539	2,217,839	2,111,279	106,560	—
AUD	HSB	10/02/15	873,199	613,487	612,898	589	—
AUD	HSB	11/04/15	873,199	611,229	611,804	—	575
AUD	SSB	10/02/15	2,743,445	1,927,895	1,925,624	2,271	—
AUD	SSB	11/04/15	2,743,445	1,919,958	1,922,185	—	2,227
CAD	CIT	11/18/15	110,984	84,831	83,147	1,684	—
CAD	CIT	11/18/15	1,517,470	1,148,842	1,136,849	11,993	—
CAD	HSB	10/02/15	3,667,638	2,785,029	2,748,306	36,723	—

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Forward Currency Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
CAD	HSB	11/04/15	3,667,638	$2,746,494	$2,747,867	$—	$1,373
CAD	RBC	11/18/15	4,214,978	3,222,263	3,157,751	64,512	—
CAD	SSB	10/02/15	455,213	345,652	341,109	4,543	—
CAD	SSB	11/04/15	455,213	340,772	341,055	—	283
EUR	CIT	11/18/15	230,217	254,303	257,431	—	3,128
EUR	CIT	11/18/15	764,946	878,632	855,372	23,260	—
EUR	CIT	11/18/15	966,236	1,067,329	1,080,457	—	13,128
EUR	HSB	10/02/15	1,158,841	1,293,939	1,294,889	—	950
EUR	HSB	11/18/15	432,993	498,000	484,178	13,822	—
GBP	HSB	11/18/15	45,000	69,546	68,058	1,488	—
GBP	HSB	11/18/15	141,141	217,076	213,460	3,616	—
GBP	HSB	11/18/15	309,918	488,567	468,719	19,848	—
GBP	HSB	11/18/15	330,166	517,238	499,341	17,897	—
GBP	HSB	11/18/15	387,962	606,606	586,752	19,854	—
GBP	HSB	11/18/15	395,183	623,571	597,673	25,898	—
GBP	HSB	11/18/15	1,014,325	1,585,969	1,534,061	51,908	—
HKD	SSB	10/02/15	12,715,543	1,640,695	1,640,705	—	10
HKD	SSB	11/04/15	12,715,543	1,640,628	1,640,671	—	43
JPY	CIT	11/18/15	3,173,984	26,500	26,473	27	—
JPY	HSB	10/02/15	66,588,262	555,362	555,064	298	—
JPY	HSB	11/04/15	66,588,262	555,442	555,283	159	—
JPY	SSB	10/02/15	103,550,466	863,305	863,172	133	—
MXN	HSB	11/18/15	95,873	5,811	5,650	161	—
MXN	HSB	11/18/15	19,073,513	1,156,068	1,124,003	32,065	—
MXN	JPM	11/18/15	219,305	13,292	12,923	369	—
MXN	JPM	11/18/15	1,977,339	115,419	116,524	—	1,105
MXN	JPM	11/18/15	8,408,569	508,298	495,517	12,781	—
NOK	HSB	11/18/15	1,985,000	236,800	232,990	3,810	—
NOK	HSB	11/18/15	2,290,100	275,434	268,802	6,632	—
NOK	HSB	11/18/15	28,234,213	3,433,021	3,314,003	119,018	—
NZD	BRC	11/18/15	1,544,008	1,003,235	983,701	19,534	—
NZD	CAN	11/18/15	410,000	262,495	261,215	1,280	—
NZD	CAN	11/18/15	942,751	612,590	600,635	11,955	—
NZD	CAN	11/18/15	1,056,917	682,800	673,371	9,429	—
PLN	HSB	11/18/15	913,530	242,545	240,057	2,488	—
PLN	HSB	11/18/15	3,457,754	915,130	908,627	6,503	—
SEK	CIT	11/18/15	1,392,703	163,713	166,572	—	2,859
SGD	SCB	11/18/15	244,698	171,511	171,682	—	171
SGD	SCB	11/18/15	1,064,944	754,076	747,172	6,904	—
Total Forward Currency Sale Contracts				$42,814,609	$42,178,168	662,293	25,852
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$954,489	$148,908

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Strategic Equity	$11,758,868	$639,468	$960,505	$(321,037)
US Small-Mid Cap Equity	56,933,891	6,045,968	4,780,265	1,265,703
International Equity	590,880,912	109,302,869	46,501,756	62,801,113
Emerging Markets Equity	1,121,633,074	76,242,283	323,497,154	(247,254,871)
Global Dynamic Multi Asset	213,639,491	4,604,040	13,638,323	(9,034,283)

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2015, these securities amounted to 1.1% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.

(e) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SDR	- Swedish Depositary Receipt

Currency Abbreviations:
AUD	- Australian Dollar	MXN	- Mexican New Peso
CAD	- Canadian Dollar	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
JPY	- Japanese Yen	USD	- United States Dollar
KRW	- South Korean Won

Counterparty Abbreviations:
BRC	- Barclays Bank PLC	JPM	- JPMorgan Chase Bank NA
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA NA	SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	0.5%
Agriculture	—	—	0.2
Alcohol & Tobacco	7.6	4.8	2.5
Automotive	2.6	3.0	2.0
Banking	8.7	21.6	6.9
Cable Television	—	—	0.4
Chemicals	—	0.7	1.2
Commercial Services	1.6	2.9	1.7
Computer Software & Services	0.7	4.6	0.9
Construction & Engineering	1.7	—	0.5
Consumer Products	0.9	—	0.1
Diversified	0.8	0.9	—
Electric	1.0	0.3	2.3
Energy Exploration & Production	0.6	2.7	0.5
Energy Integrated	5.1	3.4	2.6
Energy Services	—	—	0.7
Financial Services	5.3	2.8	5.8
Food & Beverages	—	0.2	3.1
Forest & Paper Products	1.5	1.0	0.3
Gas Utilities	—	—	0.4
Health Services	—	—	2.6
Household & Personal Products	1.3	1.8	0.9
Housing	3.9	1.0	1.2
Insurance	8.0	2.8	3.8
Leisure & Entertainment	6.3	0.6	4.3
Machinery	—	—	0.1
Manufacturing	3.7	3.6	5.3
Media	—	—	0.8
Medical Products	—	—	0.8
Metals & Glass Containers	—	—	0.1
Metals & Mining	0.5	2.0	0.8
Pharmaceutical & Biotechnology	11.4	—	6.3
Real Estate	—	—	1.8
Retail	5.4	4.7	5.3
Semiconductors & Components	1.6	8.9	1.8
Technology	5.2	4.2	0.3
Technology Hardware	1.0	1.1	2.5
Telecommunications	5.0	10.9	4.5
Transportation	3.1	1.8	2.2
Subtotal	94.5	92.3	78.0
Foreign Government Obligations	—	—	14.6
Supranationals	—	—	1.5
US Municipal Bonds	—	—	0.9
US Treasury Securities	—	—	0.9
Short-Term Investments	4.1	5.0	4.1
Total Investments	98.6%	97.3%	100.0%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each Class of each Portfolio is determined on each day the New York Stock Exchange (the “NYSE”) is open for business, generally as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time, the “Regular Closing Time”). When trading on the NYSE is unexpectedly closed prior to the Regular Closing Time, or an earlier scheduled close (such as on certain days around holidays when the NYSE is scheduled to close before 4:00 p.m.), and remains closed through the time of the Regular Closing Time (or an earlier scheduled close), the NAV of each Class of each Portfolio may nonetheless be calculated as of the Regular Closing Time (or an earlier scheduled close) if, in the judgment of Lazard Asset Management LLC (the “Investment Manager”), there is sufficient trading in other markets between the unexpected close and the Regular Closing Time (or an earlier scheduled close) for securities for which the NYSE is usually considered the primary market. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such Class, less all liabilities, by the total number of Portfolio shares of such Class outstanding.

Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of the Investment Manager, which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2015
US Strategic Equity Portfolio
Common Stocks	$10,828,911	$—	$—	$10,828,911
Short-Term Investment	608,920	—	—	608,920
Total	$11,437,831	$—	$—	$11,437,831

US Small-Mid Cap Equity Portfolio
Common Stocks	$56,193,190	$—	$—	$56,193,190
Short-Term Investment	2,006,404	—	—	2,006,404
Total	$58,199,594	$—	$—	$58,199,594

International Equity Portfolio
Common Stocks
United Kingdom	$8,621,310	$153,501,095	$—	$162,122,405
Other	52,074,608	412,121,354	—	464,195,962
Short-Term Investment	27,363,658	—	—	27,363,658
Total	$88,059,576	$565,622,449	$—	$653,682,025

Emerging Markets Equity Portfolio
Common Stocks
China	$41,275,325	$53,279,587	$—	$94,554,912
Hong Kong	27,265,816	3,606,162	—	30,871,978
Indonesia	19,807,140	31,643,943	—	51,451,083
Russia	9,144,274	57,161,701	—	66,305,975
Other	129,401,771	457,203,290	—	586,605,061
Short-Term Investment	44,589,194	—	—	44,589,194
Total	$271,483,520	$602,894,683	$—	$874,378,203

Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks
Belgium	$926,047	$181,136	$—	$1,107,183
Denmark	780,830	659,157	—	1,439,987
Finland	582,829	840,690	—	1,423,519
Germany	1,228,891	770,364	—	1,999,255

Ireland	748,096	127,333	—	875,429
Italy	471,585	92,595	—	564,180
Japan	2,175,232	9,860,000	—	12,035,232
Netherlands	1,148,157	1,320,345	—	2,468,502
Norway	597,667	2,661,497	—	3,259,164
Singapore	203,266	1,201,965	—	1,405,231
Sweden	964,965	446,117	—	1,411,082
Switzerland	1,492,091	1,117,720	—	2,609,811
United Kingdom	5,372,669	7,077,779	—	12,450,448
Other	81,727,437	13,327,585	—	95,055,022
Corporate Bonds	—	20,342,776	—	20,342,776
Foreign Government Obligations	—	29,818,168	—	29,818,168
Quasi Government Bonds	—	1,204,688	—	1,204,688
Supranationals	—	2,962,579	—	2,962,579
US Municipal Bonds	—	1,814,171	—	1,814,171
US Treasury Securities	—	1,910,152	—	1,910,152
Short-Term Investment	8,448,629	—	—	8,448,629
Other Financial Instruments*
Forward Currency Contracts	—	954,489	—	954,489
Total	$106,868,391	$98,691,306	$—	$205,559,697
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(148,908)	$—	$(148,908)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks to which footnote (c) apply are included in Level 2 and were valued based on reference to similar securities which were trading on active markets. In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (but not securities valued based on reference to a similar security trading on an active market) in the International Equity, Emerging Markets Equity and Global Dynamic Multi Asset Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. A Portfolio recognizes all transfers between levels as though they were transferred at the beginning of the reporting period.

At September 30, 2015, securities valued at the following amounts were transferred from Level 1 to Level 2:

Portfolio	Amount
International Equity	$5,428,129

At September 30, 2015, securities valued at the following amounts were transferred from Level 2 to Level 1:

Portfolio	Amount
Emerging Markets Equity	$120,796,935

There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 27, 2015